Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Consolidated net loss	$ (34,444)	$ (21,939)	$ (29,111)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	81,630	77,248	78,001
Amortization of intangibles, deferred financing costs and bond premium	18,247	22,000	16,295
Non-cash write off of deferred financing cost	2,541
Tender premium for purchase of notes	9,798
Provision for doubtful accounts	1,110	899	213
Provision for inventory obsolescence	473	134	105
Non-cash stock-based compensation expense - net	3,367	4,276	7,333
Non-cash gain on trade-in of recalled equipment	(15,872)	(13,710)
Gain on sales and disposals of equipment	(1,800)	(1,896)	(145)
Deferred income taxes	(3,040)	(8,728)	1,401
Changes in operating assets and liabilities :
Accounts receivable	2,494	(6,670)	(96)
Inventories	(2,321)	(73)	370
Other operating assets	461	184	(445)
Accounts payable	(2,018)	4,175	1,124
Other operating liabilities	11,905	1,791	1,111
Net cash provided by operating activities	72,531	57,691	76,156
Cash flows from investing activities:
Medical equipment purchases	(58,531)	(77,561)	(70,671)
Property and office equipment purchases	(7,359)	(9,557)	(6,327)
Proceeds from disposition of property and equipment	6,711	3,869	2,793
Acquisitions, net of cash acquired	(14,418)	(69,970)
Net cash used in investing activities	(73,597)	(153,219)	(74,205)
Cash flows from financing activities:
Proceeds under senior secured credit facility	116,500	166,250	146,529
Payments under senior secured credit facility	(103,000)	(204,650)	(132,029)
Payments of principal under capital lease obligations	(6,375)	(5,835)	(5,052)
Purchase of refinanced bonds	(405,000)
Payments on acquired debt	(4,163)	(472)
Proceeds from issuance of bonds	425,000	178,938
Accrued interest received from bondholders		661
Accrued interest paid to bondholders		(661)
Distributions to non controlling interests	(796)	(451)
Contributions from new members to limited liability companies		7
Proceeds from exercise of parent company stock options	150	41	28
Repayment of 10.125% senior notes			(9,945)
Dividend and equity distribution payments	(1,393)	(32,729)
Tender premium for purchase of notes	(9,798)
Payment of deferred financing costs	(11,511)	(4,458)	(1,746)
Change in book overdrafts	291	48	264
Net cash (used in) provided by financing activities	(95)	96,689	(1,951)
Net change in cash and cash equivalents	(1,161)	1,161
Cash and cash equivalents at the beginning of period	1,161
Cash and cash equivalents at the end of period		1,161
Supplemental cash flow information:
Interest paid	45,273	51,667	43,998
Income taxes paid	959	563	170
Non-cash activities:
Medical equipment purchases included in accounts payable (at end of period)	5,012	8,784	11,761
Capital lease additions	4,224	7,091	6,923
Dividend declared (forfeited) to Parent	$ (187)	$ 1,771